Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Profit (loss) attributable to owners of Embraer	$ 352.5	$ 164.0	$ (185.4)
Net income attributable to owners of Embraer	$ 352.5	$ 164.0	$ (185.4)
Weighted average number of shares outstanding - Basic	734,632,806	734,632,806	734,632,806
Weighted average number of shares outstanding - Diluted	734,632,806	734,632,806	734,632,806
Basic earnings (loss) per share - U.S. dollar	$ 0.48	$ 0.22	$ (0.25)
Diluted earnings (loss) per share - U.S. dollar	$ 0.48	$ 0.22	$ (0.25)